OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
OTHER PAYABLES AND ACCRUED LIABILITIES
Loan payable to the third party	$ 2,247,260	$ 2,250,000
Interest payables	132,037	39,167
Deposit	0	50,000
Other	75,394	106,908
Total	$ 2,454,691	$ 2,446,075